Summary of Significant Accounting Policies (Details)				12 Months Ended
		Jul. 14, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Nov. 11, 2024 $ / shares
Summary of Significant Accounting Policies [Line Items]
Working capital deficit				$ 2,202,873
Accumulated defici				(1,367,905)		$ 2,106,770
Cash and cash equivalent				1,451,526		2,066,102
Net loss				(3,537,209)		1,619,197	$ 1,798,073
Net cash used in operating activities				(734,152)		794,147	1,157,742
Impairment of long-lived assets
Right of use assets				419,980		160,708
Lease Liability				$ 419,980		160,708
Salvage value, percentage				0.00%
Deferred offering costs						883,293
Contract with a customer amortization period				1 year
Deferred initial public offering costs				$ 9,778,479
Contract assets						197,165
Advisory services fees				1,761,619		200,911	196,515
Retirement benefits				86,675		72,829	62,739
Maternity leave benefit (in Dollars)					$ 80,000
Other receivables				764
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Repayment of amounts due from related party				2,618,648		1,821,726
Other receivables				2,230		6
2022 Reimbursement of Maternity Leave Pay Scheme [Member]
Summary of Significant Accounting Policies [Line Items]
Other receivables						2,605
Grande Holding Limited [Member] | Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Repayment of amounts due from related party				$ 2,612,698
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Typical length of course				0 years	0 years
Percentage of value added tax				0.00%	0.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Typical length of course				1 year	1 year
Percentage of value added tax				13.00%	13.00%
Initial Public Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Number of shares issued during IPO (in Shares) | shares		281,250
Offering price per share (in Dollars per share) | $ / shares			$ 5
Gross proceeds		$ 10,781,250	$ 9,375,000
Offering price (in Dollars per share) | $ / shares		$ 5
Net proceeds				$ 8,621,139
Deferred initial public offering costs				$ 1,264,226
Initial Public Offering [Member] | Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Net proceeds		$ 8,621,139
Independent Financial Advisory Services [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of initial deposit				24.00%
Percentage of initial deposit in average contract price				14.00%
IPO Sponsorship Services [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of initial deposit				14.00%
Percentage of initial deposit in average contract price				24.00%
General Advisory Services [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of initial deposit				41.00%
Percentage of initial deposit in average contract price				41.00%
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]			$ 0.00001		$ 0.00001
Class A Ordinary Shares [Member] | Grande Holding Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.00001
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Number of shares issued during IPO (in Shares) | shares			1,875,000
Class A Ordinary Shares [Member] | Initial Public Offering [Member] | Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.00001

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation